Trade Payables and Other Liabilities - Schedule of Current and Noncurrent Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Trade payables	$ 491	$ 406
Accrued expenses	452	522
Contract liabilities	718	840
Advances and deposits	44	66
Payables for property, plant and equipment and intangible assets	335	161
Other	114	114
Total	2,154	2,109
Non-current:
Payables for intangible assets	150	193
Contract liabilities	512	744
Other	200	85
Total	862	1,022
Deposits from customers	$ 13	$ 36